Related Parties - Summary of Transactions with Related Parties (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [abstract]
Construction services, purchases of materials, inventories and property, plant and equipment	$ 11,030,944	$ 9,917,280	$ 5,975,677
Insurance premiums, fees paid for administrative and operating services, brokerage services and others	4,135,578	4,118,469	4,332,331
Rent of towers	5,326,366	4,748,503	927,678
Other services	2,802,667	1,899,818	1,379,269
Investments and expenses:	23,295,555	20,684,070	12,614,955
Telecommunications services	416,047	411,076	271,196
Sale of materials and other services	2,313,840	2,679,591	2,398,994
Revenues	$ 2,729,887	$ 3,090,667	$ 2,670,190